SKK Access Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)

Principal Amount ($)		Coupon Rate (%)		Fair Value
	PRIVATE FINANCING - 8.9%
	SPECIALTY FINANCE - 8.9%
11,205,184 AUD	Oceana Australian Fixed Income Trust, Class B Notes - 9/27/2028 (a)(b)(d)	12.25		$7,306,900
	TOTAL PRIVATE FINANCING - (Cost $7,514,276)			7,306,900

Units
	PRIVATE FUNDS - 84.7%
	SPECIALTY FINANCE - 84.7%
5,109,339	BasePoint Income Solutions Evergreen Fund, L.P. (a)(b)			5,395,074
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (a)(b)			1,991,449
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (a)(b)			2,409,375
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (a)(b)			1,946,151
8,385,888	CoVenture Credit Opportunities Partners Fund, L.P. (a)(b)			8,413,677
7,180,240	Delgatto Diamond Finance Fund QP, L.P. (a)(b)			6,857,849
2,500,000	Evolution Credit Partners Trade Finance, LP (b)(d)			2,588,118
2,100,983	Orthogon Partners III, L.P. (a)(b)			1,725,821
11,477,013	SKK-Highmore Trade and Specialty Finance Fund, L.P. (a)(b)			11,611,887
3,000,000	Sound Point Discovery Fund (a)(b)			3,204,965
9,275,636	SP Credit Fund, LP - Series C-AIF (b)			9,296,149
13,000,000	Sundance Debt Partners, LLC (a)(b)			13,000,000
1,048,247	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (a)(b)			1,015,118
	TOTAL PRIVATE FUNDS - (Cost $69,176,728)			69,455,633
Shares
	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUNDS - 5.6%
4,625,141	Federated Hermes Treasury Obligations Fund, Institutional Class	5.17	(c)	4,625,141
	TOTAL SHORT-TERM INVESTMENTS - (Cost $4,625,141)			4,625,141

	TOTAL INVESTMENTS - 99.2% - (Cost $81,316,145)			81,387,674
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			628,413
	NET ASSETS - 100.0%			$82,016,087

AUD - Australian Dollar

(a)	Non-income producing Security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the total market value of 144A securities is $76,762,533 or 93.6% of net assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(d)	Value was determined using significant unobservable inputs.

SKK Access Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)

Additional information on restricted securities is as follows:
Security	First Acquisition Date	Cost
BasePoint Income Solutions Evergreen Fund, L.P.	3/14/2023	$5,109,339
Brevet Direct Lending - Short Duration Fund, L.P. (a)	3/14/2023	1,894,972
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	3/14/2023	2,061,021
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	3/14/2023	2,143,389
CoVenture Credit Opportunities Partners Fund, L.P.	3/14/2023	8,385,888
Delgatto Diamond Finance Fund QP, L.P.	3/14/2023	7,180,240
Orthogon Partners III, L.P. (a)	5/1/2023	2,100,983
SKK-Highmore Trade and Specialty Finance Fund, L.P.	3/14/2023	11,477,013
Sound Point Discovery Fund (a)	4/3/2023	3,000,000
SP Credit Fund, LP - Series C-AIF	2/14/2024	9,275,636
Sundance Debt Partners, LLC	3/14/2023	13,000,000
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	3/14/2023	1,048,247
		$66,676,728

SKK Access Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
March 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - June 2024 (a)	(118)	6/19/2024	$(7,821,438)	$(112,498)
TOTAL SALES CONTRACTS			$(7,821,438)	$(112,498)

TOTAL FUTURES CONTRACTS			$(7,821,438)	$(112,498)

(a)			Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Statements of Assets and Liabilities.